Payables to third parties (Tables)	12 Months Ended
Dec. 31, 2018
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Payables to third parties
13.	Payables to third parties

	December 31, 2018	December 31, 2017
Payables to third parties	4,324,198	3,080,569

	4,324,198	3,080,569